7. MINERAL PROPERTY INTERESTS (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Total all locations	$ 1,329,058	$ 757,325	$ 3,226,667	$ 2,321,471
US [Member]
Total all locations	806,962	599,677	2,338,709	1,132,705
Mongolia [Member]
Total all locations	457,393	2,584	805,783	948,894
Other [Member]
Total all locations	$ 64,703	$ 155,064	$ 82,175	$ 239,872